Related Party Transactions - Non-interest Bearing Advances - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Advances from affiliates	$ 4,153	$ 4,924
Due to Affiliate, Current	$ 12,426	$ 11,047